Lease Arrangements - Additional Information (Detail)	12 Months Ended
Dec. 31, 2022
Land [member] | Bottom of range [member]
Disclosure of detailed information about property, plant and equipment [line items]
Lease Term	1 year
Land [member] | Top of range [member]
Disclosure of detailed information about property, plant and equipment [line items]
Lease Term	52 years
Buildings [member] | Bottom of range [member]
Disclosure of detailed information about property, plant and equipment [line items]
Lease Term	1 year
Buildings [member] | Top of range [member]
Disclosure of detailed information about property, plant and equipment [line items]
Lease Term	28 years